Property, plant and equipment	12 Months Ended
Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Property, plant and equipment

Note  13.   Property, plant and equipment

Property, plant and equipment, net consisted of the following.

	As at December 31,	As at December 31,
USD'000	2023	2022
Machinery & equipment	13,275	10,410
Office equipment and furniture	2,321	2,320
Computer equipment and licences	710	558
Total property, plant and equipment, gross	16,306	13,288

Accumulated depreciation for:
Machinery & equipment	(10,241)	(9,985)
Office equipment and furniture	(2,279)	(2,028)
Computer equipment and licences	(556)	(493)
Total accumulated depreciation	(13,076)	(12,506)
Total property, plant and equipment, net	3,230	782
Depreciation charge for the year	569	404

In the years ended December 31, 2023 and 2022, SEALSQ Corp did not identify any events or changes in circumstances indicating that the carrying amount of any asset may not be recoverable. As a result, the Group did not record any impairment charge on property, plant and equipment in the years ended December 31, 2023 and 2022.

The useful economic life of property plant and equipment is as follows:

•	Office equipment and furniture:	2 to 5 years

•	Production masks	5 years

•	Production tools	3 years

•	Licenses	3 years

•	Software	1 year